Annual Total Returns [BarChart] - BlackRock Advantage Large Cap Core Portfolio - BlackRock Advantage Large Cap Core Portfolio	May 01, 2021
Bar Chart Table:
Annual Return 2011	2.61%
Annual Return 2012	12.95%
Annual Return 2013	34.29%
Annual Return 2014	12.79%
Annual Return 2015	0.60%
Annual Return 2016	10.69%
Annual Return 2017	22.24%
Annual Return 2018	(5.11%)
Annual Return 2019	29.09%
Annual Return 2020	19.99%